Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Intangible Assets

	Goodwill (note (a))	Others	Total
	RMB million	RMB million	RMB million
December 31, 2020
Cost at January 1, 2020, net of accumulated amortization	11,270	428	11,698
Additions	—	263	263
Transfer from construction in process	—	1	1
Disposals	—	(5)	(5)
Amortization provided during the year	—	(239)	(239)

At December 31, 2020	11,270	448	11,718

At December 31, 2020:
Cost	11,270	1,462	12,732
Accumulated amortization	—	(1,014)	(1,014)

Net carrying amount	11,270	448	11,718

	Goodwill (note (a))	Others	Total
	RMB million	RMB million	RMB million
December 31, 2019
Cost at January 1, 2019, net of accumulated amortization	11,270	339	11,609
Additions	—	199	199
Transfer from construction in process	—	36	36
Disposals	—	(3)	(3)
Amortization provided during the year	—	(143)	(143)

At December 31, 2019	11,270	428	11,698

At December 31, 2019:
Cost	11,270	1,301	12,571
Accumulated amortization	—	(873)	(873)

Net carrying amount	11,270	428	11,698

Note:

(a)
The balance represents goodwill arising from the acquisition of Shanghai Airlines. The value of the goodwill is attributable to strengthening the competitiveness of the Group’s airline transportation operations, attaining synergy through integration of the resources and accelerating the development of international air transportation in Shanghai. For the purpose of impairment assessment, goodwill was allocated to the cash-generating unit (“CGU”) of airline transportation operations that the Group operates and benefits from the acquisition.